Earnings per Share - Summary of Group's Basic And Diluted Net Income/(loss) Per Ordinary Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Net income	$ 498.7	$ 550.3	$ 501.5
Weighted average number of shares – basic (in millions of shares)	1,019.5	1,032.3	1,032.6
Plus the effect of dilution from share awards (in millions of shares)	10.2	13.4	16.3
Weighted average number of shares – diluted (in millions of shares)	1,029.7	1,045.7	1,048.9
Earnings per share: Basic (cents)	$ 48.92	$ 53.31	$ 48.57
Earnings per share: Diluted (cents)	$ 48.43	$ 52.63	$ 47.81